Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Analysis by Reportable Segment of Revenue and Operating Results of Continuing Operations

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Year ended December 31, 2023
Revenues
From external customers	$137,093	$73,005	$9,188	$3,913	$223,199
Intersegment revenues	2,626	1,014	995	406	5,041
Segment revenues	$139,719	$74,019	$10,183	$4,319	228,240
Intersegment elimination					(5,041)
Consolidated revenues					$223,199
Segment income before income tax	$28,907	$14,363	$2,141	$1,597	$47,008

Year ended December 31, 2024
Revenues
From external customers	$139,982	$75,338	$9,919	$4,729	$229,968
Intersegment revenues	2,765	884	1,107	376	5,132
Segment revenues	$142,747	$76,222	$11,026	$5,105	235,100
Intersegment elimination					(5,132)
Consolidated revenues					$229,968
Segment income before income tax	$29,771	$12,881	$2,383	$2,806	$47,841

Year ended December 31, 2025
Revenues
From external customers	$143,365	$77,236	$9,517	$5,996	$236,114
Intersegment revenues	2,941	1,030	955	380	5,306
Segment revenues	$146,306	$78,266	$10,472	$6,376	241,420
Intersegment elimination					(5,306)
Consolidated revenues					$236,114
Segment income before income tax	$31,312	$12,503	$2,219	$4,233	$50,267

Other Segment Information

For the year ended December 31, 2023

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits (loss) of associates and joint ventures accounted for using equity method	$(129)	$29	$283	$70	$253
Interest income	$25	$58	$36	$499	$618
Interest expenses	$185	$94	$8	$32	$319
Depreciation and amortization	$28,699	$9,721	$1,354	$737	$40,511
Impairment loss on investment properties	$—	$—	$—	$336	$336
Impairment loss on property, plant and equipment	$249	$50	$—	$—	$299

For the year ended December 31, 2024

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits (loss) of associates and joint ventures accounted for using equity method	$(303)	$55	$277	$128	$157
Interest income	$29	$56	$58	$638	$781
Interest expenses	$199	$98	$8	$34	$339
Depreciation and amortization	$28,421	$9,943	$1,422	$739	$40,525
Reversal of impairment loss on investment properties	$—	$—	$—	$139	$139

For the year ended December 31, 2025

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits (loss) of associates and joint ventures accounted for using equity method	$(379)	$50	$295	$99	$65
Interest income	$26	$60	$53	$765	$904
Interest expenses	$220	$107	$8	$35	$370
Depreciation and amortization	$28,581	$10,393	$1,465	$722	$41,161
Impairment loss on property, plant and equipment	$90	$22	$—	$—	$112
Reversal of impairment loss on investment properties	$—	$—	$—	$28	$28

Main Products and Service Revenues

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Consumer Business
Mobile services	$55,138	$57,067	$58,919
Fixed-line services	42,574	42,872	43,078
Sales	36,816	37,231	38,503
Others	2,565	2,812	2,865
	137,093	139,982	143,365
Enterprise Business
Fixed-line services	33,967	33,757	33,589
ICT business	24,697	27,792	30,360
Mobile services	9,119	9,152	9,530
Others	5,222	4,637	3,757
	73,005	75,338	77,236
International Business
Fixed-line services	5,389	5,087	4,782
ICT business	2,841	4,016	4,106
Others	958	816	629
	9,188	9,919	9,517
Others
Sales	3,034	3,803	5,066
Others	879	926	930
	3,913	4,729	5,996
	$223,199	$229,968	$236,114

Geographic Information

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Taiwan, ROC	$215,265	$220,398	$226,132
Overseas	7,934	9,570	9,982
	$223,199	$229,968	$236,114